Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Net carrying amount	$ 5,406	$ 4,714
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	4,261	3,792
Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	1,145	923
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	5,874	5,152
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	4,661	4,168
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	1,213	984
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	(468)	(438)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	(399)	(377)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	$ (68)	$ (61)